Consolidated Statements of Comprehensive Income Statement (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Net earnings	$ 2,184	$ 2,066	$ 2,024
Foreign currency translation	(344)	32	(206)
Pension and postretirement	(54)	521	(49)
Cash flow hedges	1	(17)	85
Total other comprehensive income (loss)	(397)	536	(170)
Comprehensive income	1,787	2,602	1,854
Less: Noncontrolling interests in comprehensive income of subsidiaries	34	56	55
Comprehensive income common stockholders	$ 1,753	$ 2,546	$ 1,799